Credit Risk - Disclosure of Balances with Other Banco Santander Companies (Details) - Santander UK Group Holdings plc - GBP (£) £ in Billions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 5.6	£ 4.1
Financial liabilities	17.4	13.5
Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.4	0.8
Financial liabilities	1.8	1.3
UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.2	3.3
Financial liabilities	15.6	12.1
Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.1
Banks
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.4	0.8
Financial liabilities	1.7	1.3
Banks | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.4	0.8
Financial liabilities	1.7	1.2
Banks | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Banks | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.1
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.2	3.3
Financial liabilities	15.7	12.2
Other | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.1	0.1
Other | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.2	3.3
Financial liabilities	15.6	12.1
Other | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Corporate
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	£ 0.0	£ 0.0